1. Summary of Significant Accounting Policies: Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Consolidation:

Basis of Consolidation:

              The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.